Changes in disclosures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in disclosures

5.	Changes in disclosures

5.1	Adoption of new and amended standards and interpretations
Amendment to IFRS 16
Leases –
Covid-19
related rent concessions
On May 28, 2020, the IASB issued
Covid-19-Related
Rent Concessions
- amendment IFRS 16
Leases
.
The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the
Covid-19
pandemic. As a practical expedient, a lessee may elect not to assess whether a
Covid-19
related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the
Covid-19
related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.
The practical expedient applies only to rent concessions occurring as a direct consequence of the
Covid-19
pandemic and only if all of the following conditions described in IFRS 16 paragraph 46B are met:

•	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.

•
Any reduction in lease payments affects only payments originally due on or before June 30, 2021 (for example, a rent concession would meet this condition if it results in reduced lease payments before June 30, 2021 and increased lease payments that extend beyond June 30, 2021).

•	There is no substantive change to other terms and conditions of the lease.
The amendment is effective for annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted.
The Company received rent concessions occurred as a direct consequence of the
Covid-19
pandemic only for its real estate leases, and applied the practical expedient, accounting the concession in the form of forgiveness or deferral of lease payments, as a negative variable lease payment to the concessions. (see note 14 –
Leases
).

Other standards issued
The following amendments and interpretations effective for annual periods beginning on or after January 1, 2020, had no impact on the company’s financial statements:
Amendment to IFRS 3
Definition of a business
Amendments to IAS 1 and IAS 8
Definition of material
Amendments to IFRS 9, IAS 39 and IFRS 7 –
Interest rate benchmark reform
The Company has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

5.2	Change in presentation
As disclosed in the table below, a retrospective change in presentation has been made to the December 31, 2019 consolidated statement of financial position to conform to the 2020 presentation. The Company is changing the presentation of the interest payable, previously presented within taxes and interest payables in the consolidated statement of financial position.
The following table reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position:

	As previosly reported	Reclasification	2019 (Restated)
Current liabilities
Loans and borrowings	$117,238	$5,344	$122,582
Taxes and interest payable	$51,611	$(5,344)	$46,267